Acquisitions and Disposals of Businesses and Assets (Tables)	12 Months Ended
Dec. 31, 2008
Significant Acquisitions And Disposals [Abstract]
Schedule Of Business Acquisitions By Acquisition [Text Block]

Fair value of acquisition of business
2008
Golden Cycle
acquisition
$
Property, plant and equipment	93
Goodwill	18
Current assets	7
Net value of assets acquired	118
Purchase price paid	(118)
- Issuance of common stock	(118)
Gross value	(118)
Share issue expenses	-